MFS® CORE EQUITY SERIES	MFS® RESEARCH BOND SERIES
MFS® GLOBAL EQUITY SERIES	MFS® RESEARCH INTERNATIONAL SERIES
MFS® GROWTH SERIES	MFS® RESEARCH SERIES
MFS® INVESTORS GROWTH STOCK SERIES	MFS® TOTAL RETURN SERIES
MFS® INVESTORS TRUST SERIES	MFS® UTILITIES SERIES
MFS® MID CAP GROWTH SERIES	MFS® VALUE SERIES
MFS® NEW DISCOVERY SERIES

MFS Core Equity Series, MFS Investors Growth Stock Series, and MFS Research International Series, each a series of MFS Variable Insurance Trust, were reorganized into MFS Core Equity Portfolio, MFS Massachusetts Investors Growth Stock Portfolio, and MFS Research International Portfolio, respectively, each a series of MFS Variable Insurance Trust II, as of the close of business on March 27, 2015.  Effective immediately, all references to MFS Core Equity Series, MFS Investors Growth Stock Series, and MFS Research International Series are hereby deleted in their entirety.

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